Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

January 7, 2016

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Metropolitan Series Fund

(WMC Core Equity Opportunities Portfolio)

(SEC File No: 333-208231)

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is a Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Metropolitan Series Fund (the “Registrant”). This filing reflects changes made in response to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the N-14 filing referenced above (the “Registration Statement”). The Staff’s comments and Registrant’s responses thereto are set forth in letters from the undersigned dated December 23, 2015 and December 28, 2015.

Attached to this cover letter are requests for acceleration of the above-referenced Registration Statement. In connection with the requests for acceleration of effectiveness, the Registrant hereby acknowledges the following:

•

should the Commission or the Staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

•	the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,

/s/ John Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.
Michael P. Lawlor, Esq.
David C. Mahaffey, Esq.